CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income for the year	R$ 4,599,062	R$ 7,536,983	R$ 11,479,552
Adjustments to reconcile net income for the year to net cash provided by operating activities
Depreciation and amortization	3,126,247	3,047,212	2,866,699
Impairment of assets	199,627
Equity in earnings of unconsolidated companies	(464,467)	(827,606)	(1,151,827)
Exchange variation, net	1,064,401	850,375	974,709
Losses (Gains) on derivative financial instruments, net	176,901	14,979	(39,079)
Post-employment benefits	257,359	235,977	246,958
Long-term incentive plans	152,414	157,979	104,714
Income tax	864,653	1,809,622	4,379,475
Losses (Gains) on disposal of property, plant and equipment	45,859	27,525	(25,579)
Results in operations with joint ventures	(808,367)
Impairment of financial assets	30,910	10,728	81
Provision of tax, civil, labor and environmental liabilities, net	210,305	160,245	295,021
Tax credits recovery	(100,860)	(1,098,218)
Interest income on short-term investments	(274,291)	(481,624)	(309,782)
Interest expense on debt and debentures	796,933	840,069	964,607
Interest expense on leases liabilities	129,137	127,787	88,370
Interest on loans with related parties			199
(Reversal) Provision for net realizable value adjustment in inventory, net	(33,137)	12,036	43,843
Cash flows from operations before changes in working capital	9,972,686	12,424,069	19,917,961
Changes in assets and liabilities
Decrease (Increase) in trade accounts receivable	549,548	(294,509)	290,579
Decrease (Increase) in inventories	542,496	1,305,424	(2,039,135)
Decrease in trade accounts payable	(1,192,990)	(355,416)	(995,598)
Decrease (Increase) in other receivables	1,881,763	(107,171)	(284,826)
Decrease in other payables	(407,073)	(434,100)	(1,597,602)
Dividends from associates and joint ventures	414,653	461,292	425,493
Purchases of short-term investments	(924,686)	(7,223,644)	(3,588,529)
Proceeds from maturities and sales of short-term investments	3,020,432	7,908,990	3,434,859
Cash provided by operating activities	13,856,829	13,684,935	15,563,202
Interest paid on loans and financing	(946,936)	(858,301)	(968,851)
Interest paid on lease liabilities	(129,137)	(127,787)	(88,370)
Income and social contribution taxes paid	(1,399,513)	(1,560,137)	(3,355,643)
Net cash provided by operating activities	11,381,243	11,138,710	11,150,338
Cash flows from investing activities
Purchases of property, plant and equipment	(5,778,381)	(5,209,128)	(4,291,873)
Proceeds from sales of property, plant and equipment, investments and other intangibles	1,559,697	40,661	48,322
Additions in other intangibles	(168,036)	(127,195)	(189,382)
Shares repurchase from joint venture		47,006
Payment for acquisition of company control	(455,683)
Capital increase in associate and joint venture	(191,947)	(524,185)	(26,751)
Net cash used by investing activities	(5,034,350)	(5,772,841)	(4,459,684)
Cash flows from financing activities
Acquisition of interest in subsidiary			(46,153)
Purchases of Treasury stocks	(1,194,726)		(1,073,124)
Dividends and interest on capital paid	(1,656,414)	(2,683,328)	(5,891,690)
Proceeds from loans and financing	3,918,019	1,776,684	2,263,311
Payment of loans and financing	(3,269,587)	(2,830,684)	(3,201,126)
Leasing payment	(459,504)	(388,202)	(310,226)
Intercompany loans, net	(24,992)	102	2,721
Net cash used in financing activities	(2,687,204)	(4,125,428)	(8,256,287)
Exchange variation on cash and cash equivalents	1,102,479	(710,659)	(119,158)
Increase (Decrease) in cash and cash equivalents	4,762,168	529,782	(1,684,791)
Cash and cash equivalents at beginning of year	3,005,645	2,475,863	4,160,654
Cash and cash equivalents at end of year	R$ 7,767,813	R$ 3,005,645	R$ 2,475,863